[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                  (402) 467-1122


June 13, 2012

                                                  [Via EDGAR and overnight mail]

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re: Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) ("Registrant" or "Separate Account")

     Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768 on Overture Medley (R) Flexible Premium Deferred Variable Annuity

Dear Ms. Roberts:

We are filing, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable annuity policy to be issued through the Registrant and Depositor. Ameritas Investment Corp., a majority owned subsidiary of Ameritas Life, will underwrite the policy.

The Registrant is requesting selective review of this initial N-4 filing pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) This policy is based on Registration No. 333-142483, which is also called the "Overture Medley(R)" variable annuity. Material provisions of Registration No. 333-142483 were last reviewed by the staff of the Division of Investment Management's Office of Insurance Products as Registration Statement No. 333-142483 Post-Effective Amendment No. 14 filed under Rule 485(a) on January 20, 2012. The most recent precedent filings were a Rule 485(b) amendment submitted April 19, 2012, and a Rule 497(c) final form submitted May 4, 2012.

     (b)  The primary purposes of this new registration are to:
          o incorporate a new Guaranteed Lifetime Withdrawal Benefit Rider (GLWB2), which differs materially from the rider available through the precedent filing, and
          o remove riders or features previously available through the precedent filing.

We are providing, via overnight mail, courtesy copies of the prospectus and statement of additional information ("SAI") for your review, and also copies marked showing changes from the predecessor registration. This product differs from the predecessor Registration No. 333-142483 as follows (page references are for the marked copies):

o    Revisions related to the material changes listed above:

     1.   Changes have been made to the Guaranteed Lifetime Withdrawal Benefit
          (GLWB). The new rider will be referred to as the Guaranteed Lifetime Withdrawal Benefit 2 (GLWB2). The new GLWB2 rider includes, but is not limited to, the following changes:
          a. Increased expense charges which are calculated as a percentage of the Rider Charge Base (a new defined term).
          b. Rider must be added, if at all, at policy issue in the accumulation phase. It is not issued as part of the policy.
          c.   Inactive phase has been removed.
          d. Changes to the distribution factor schedule, which is used to calculate the Lifetime Withdrawal Benefit Amount.
          e. Changes to the asset allocation required for the rider, including further definition of the permitted allocation models (GLWB Models)
          f.   Rider is limited to issue ages 50-85.
          g. Certain values may be subject to change for new issues based on a range we have established.
         Cover Page, Pages 4, 6, 10-12, 14, 15, 28, 30, 38-43

     2. Clarification is made to the Asset Allocation Program section stating the GLWB Models are separate from the standard Asset Allocation Program models. Page 23-24

     3. All information relating to TSA/403(b) sales of the product is removed. (While this feature was technically removed by filing effective May 1, 2012, it continues to be available through the precedent filing until June 30, 2012, so is redlined herein.) Pages 4-6, 13-14, 25-26, 28-29, 30-31, 45, Appendix B

     4.   The Value+ Option is removed. Pages 6, 14, 24-25, 29

     5. References to riders and other options that were available in the original Medley policy are removed. Pages 6, 13, 17, 30, Appendix A

o    Other non-material changes in the prospectus and SAI:

     6. Dates are left blank pending effectiveness. Cover Page, Last Page, SAI page 1

     7. UNIFI Mutual Holding Company (the ultimate parent company) has changed its name to Ameritas Mutual Holding Company. The prospectus has been updated throughout to reflect this change. (In the predecessor product, this was addressed in a supplement dated May 2, 2012.) Cover Page (logo), 18, 23, 46, Last Page (logo), SAI pages 1, 4, 5

     8. The Table of Contents is updated, but for clarity is not shown in redline. Page 2

     9. Examples of expenses are updated reflecting new expense charges. Pages 10-12

     10. References to "Regular" IRA are changed to "Traditional" IRA. Pages 40-41, Appendix B

     11.  The Federal Income Tax Matters (pages 44-45) and Appendix B:
          Tax-Qualified Plan Disclosures were reviewed by our tax attorney and updated.

     12. We omitted financial statements for this filing. Prior to the effective date we will provide updated condensed financial information (Appendix A: Accumulation Unit Values), audited financial statements of the Registrant and Depositor (See SAI pages 1 and 6), and updated Portfolio Company operating expenses (Pages 7-9) by pre-effective amendment.

     13.  We also corrected a typographical error at page 11.

Following SEC review and our addressing any comments provided by the SEC, we plan to file a pre-effective amendment incorporating all additional required financial statements and information. At that point, we will request that the Registration be made effective at the earliest opportunity.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Products & AIC